New Market Tax Credit Entities - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 29, 2010	Dec. 31, 2011
Variable Interest Entity [Line Items]
Renewable energy project amount								$ 43,000
Verso Paper Finance Holdings LLC
Variable Interest Entity [Line Items]
Interest rate (percentage)							6.50%
Maturity date				Dec. 29, 2040
Chase NMTC Verso Investment Fund, LLC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest rate (percentage)	6.50%	6.50%				6.50%	6.50%	6.50%
Maturity date	Dec. 29, 2040					Dec. 29, 2040
Put option, anticipated exercise date			2017-12				2017-12
Tax credit, recapture percentage		100.00%	100.00%
Tax credit, recapture period		7 years	7 years
VERSO PAPER HOLDINGS LLC
Variable Interest Entity [Line Items]
Non-controlling interests				$ 7,923	$ 7,923
VERSO PAPER HOLDINGS LLC | Variable Interest Entity, Primary Beneficiary | Chase NMTC Verso Investment Fund, LLC | Verso Paper Finance Holdings LLC
Variable Interest Entity [Line Items]
Related party debt, outstanding amount	$ 23,305	$ 23,305				$ 23,305
Interest rate (percentage)								6.50%
Maturity date					Dec. 29, 2040